Stockholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

Note 14 - STOCKHOLDERS’ EQUITY

On July 26, 2019, the Company entered into Acquisition Agreement with Anyi Network and the shareholders of Anyi. In connection with the Acquisition Agreement, the Company acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi. On December 14, 2020, the Company cancelled an aggregate of 475,000 ordinary shares of the Company held by Haiyan Huang, Feng Zhi and Yinglu Gao, who purchased back 100% of the equity of Anyi Network, valued at $16.00 per share.

In July 2020, the Company issued an aggregated of 40,235 Class A ordinary shares of the Company to a total of 106 non- affiliate individual investors, valued at 16.00 per share, and the Company received proceeds in a total amount of $667,901.

As of December 31, 2020, 21,356,290 shares of class A ordinary share and 7,100,000 shares of class B ordinary shares were issued and outstanding.